AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON January 28, 2019

1933 Act Registration File No.:  333-227298
1940 Act File No.:  811-23377

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre‑Effective Amendment No.	☐
Post‑Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 4	☒

TIDAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)

898 North Broadway, Suite 2
Massapequa, New York 11758
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code)  (844) 986-7676

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric Falkeis Tidal ETF Services LLC 898 North Broadway, Suite 2 Massapequa, New York 11758	Christopher M. Cahlamer Godfrey & Kahn S.C. 833 East Michigan Street Milwaukee, Wisconsin 53202

Approximate date of proposed public offering:  As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 3 to the Tidal ETF Trust is filed pursuant to Rule 462(d) under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of filing Exhibits (h)(5) to the Registration Statement. No changes have been made to Part A, Part B or Part C of the Registration Statement, other than Item 28 of Part C as set forth below. Accordingly, this Post-Effective Amendment No. 3 consists only of the facing page, this explanatory note and Item 28 of Part C of the Registration Statement setting forth the exhibits to the Registration Statement below. Pursuant to Rule 462(d) under the Securities Act, this Post-Effective Amendment No. 3 shall become effective immediately upon filing with the U.S. Securities and Exchange Commission. The contents of the Registration Statement are hereby incorporated by reference.

TIDAL ETF TRUST

PART C:  OTHER INFORMATION

Item 28.  Exhibits

Exhibit No.		Description of Exhibit
(a)	(i)
Certificate of Trust of Tidal ETF Trust (the “Trust” or the “Registrant”) – previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.

	(ii)	Registrant’s Declaration of Trust – previously filed with the Trust’s Registration Statement on Form N-1A on September 12, 2018 and is incorporated herein by reference.
(b)		Registrant’s Amended and Restated By-Laws – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
(c)		Instruments Defining Rights of Security Holders – See relevant portions of Declaration of Trust and By-Laws.
(d)	(i)
Form of Investment Advisory Agreement between the Trust and Toroso Investments, LLC (“Toroso”) – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

(ii)
Form of Investment Sub-Advisory Agreement between Toroso and Aware Asset Management, Inc. – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

(e)	(i)
Form of ETF Distribution Agreement between the Trust and Foreside Fund Services, LLC – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

	(ii)	Form of Authorized Participant Agreement – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
(iii)
Form of Distribution Services Agreement between Toroso Investments, LLC and Foreside Fund Services, LLC – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

(f)		Not applicable.
(g)		Form of Custody Agreement between the Trust and U.S. Bank National Association – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
(h)	(i)
Form of Fund Administration Servicing Agreement between the Trust and Tidal ETF Services LLC – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

(ii)
Form of Fund Sub-Administration Servicing Agreement between Tidal ETF Services LLC and U.S. Bancorp Fund Services, LLC – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

(iii)
Form of Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

(iv)
Form of Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

	(v)	Compliance Services Agreement between the Trust and Cipperman Compliance Services, LLC – filed herewith.
	(vi)	Powers of Attorney – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
(i)		Opinion and Consent of Counsel – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.

(j)		Consent of Independent Registered Public Accounting Firm – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
(k)		Not applicable.
(l)	(i)	Subscription Agreement – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
	(ii)	Letter of Representations between the Trust and Depository Trust Company – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
(m)		Form of Rule 12b-1 Plan – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
(n)		Not applicable.
(o)		Reserved.
(p)	(i)	Code of Ethics for Tidal ETF Trust – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
	(ii)	Code of Ethics for Toroso Investments, LLC – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
	(iii)	Code of Ethics for Aware Asset Management, Inc. – previously filed with the Trust’s Registration Statement on December 21, 2018 and is incorporated herein by reference.
	(iv)	Code of Ethics for Distributor – not applicable per Rule 17j-1(c)(3).

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on January 28, 2019.

Tidal ETF Trust

By: /s/ Guillermo Trias
Guillermo Trias
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on January 28, 2019.

Signature	Title

/s/ Eric W. Falkeis	Trustee, Chairman, and Secretary
Eric W. Falkeis

*/s/ Dusko Culafic	Trustee
Dusko Culafic

*/s/ Mark Baltimore	Trustee
Mark Baltimore

*/s/ Ian Carroll	Trustee
Ian Carroll

*/s/ Eduardo Mendoza	Trustee
Eduardo Mendoza

/s/ Guillermo Trias	President (principal executive officer)
Guillermo Trias

/s/ Daniel H. Carlson	Treasurer (principal financial officer and principal accounting officer)
Daniel H. Carlson

*By: /s/ Eric W. Falkeis Eric W. Falkeis, Attorney-in-Fact pursuant to Powers of Attorney

 EXHIBIT INDEX

Exhibit Number	Description
(h)(v)	Compliance Services Agreement